Employee Defined Benefit Obligations - Summary of Employee Defined Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Net defined benefit pension asset	$ (57.4)	$ (17.0)
Net defined benefit liability	32.3	58.7
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit pension asset	(57.4)	(17.0)
Net defined benefit liability	17.0	42.8
Net defined benefit liability (asset)	(40.4)	25.8	$ 26.4
Post employment benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	$ 15.3	$ 15.9